Derivatives (Details 8) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross amount of recognized financial assets	R$ 78,208	R$ 69,045
Net amount of financial assets presented in the statement of financial position	78,208	69,045
Related amounts not offset in the statement of Financial position, financial instruments	(17,507)	(14,517)
Net amount	59,696	54,311
Related amounts not offset in the statement of Financial position, cash collateral received	(1,005)	(217)
Gross amount of recognized financial liabilities	76,861	63,204
Net amount of financial assets presented in the statement of financial position	76,861	63,204
Related amounts not offset in the statement of Financial position, financial instruments	(17,507)	(14,517)
Net amount	59,354	48,687
Securities purchased under agreements to resell [Member]
IfrsStatementLineItems [Line Items]
Gross amount of recognized financial assets	221,776	169,711
Net amount of financial assets presented in the statement of financial position	221,776	169,711
Related amounts not offset in the statement of Financial position, financial instruments	(3,930)	(3,649)
Net amount	217,846	166,062
Gross amount of recognized financial liabilities	293,440	252,848
Net amount of financial assets presented in the statement of financial position	293,440	252,848
Related amounts not offset in the statement of Financial position, financial instruments	(40,156)	(39,317)
Net amount	R$ 253,284	R$ 213,531